Nature of Business and Financial Statement Presentation (Description of Business) (Details) (USD $) In Billions, unless otherwise specified	0 Months Ended
	Jun. 30, 2011	Jun. 29, 2008 Property
Nture of Oerations and Financial Statements Presentation [Line Items]
Number of real estate properties acquired		585
Consideration transferred	$ 9.0
Cash acquired from acquisition	0.1
Cash acquired in acquisition	1.2
Indebtedness acquired in acquisition	$ 7.8